INCOME TAXES - Changes in Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
INCOME TAXES
Balance at beginning period	$ 817,059	$ 2,354,832	$ 3,188,615
Addition for tax positions of the current year	(38,695)		(37,407)
Lapse of statute of limitations	(785,337)	(1,315,945)	(967,698)
Effect of exchange rate changes	6,973	(221,828)	171,322
Balance at ending period	$ 0	$ 817,059	$ 2,354,832